TAXES ON INCOME (Schedule of Unrecognized Tax Benefits) (Details) (USD $)	12 Months Ended
	Aug. 31, 2012	Aug. 31, 2011
TAXES ON INCOME [Abstract]
Balance at Beginning of Year	$ 138,054	$ 162,034
Increase (decrease) in tax positions for prior years	90,218	(23,980)
Balance at End of Year	$ 228,272	$ 138,054